Subsequent events to the reporting date (Tables) - Business combinations - Fibria	12 Months Ended
Dec. 31, 2018
Events subsequent to the reporting date
Summary of purchase price allocation

	(amounts expressed
	in millions of Reais)
Cash consideration	27,797
Issuance of shares (Suzano)	9,438
Total consideration	37,235

Book value of Fibria's shareholders' equity	14,149
Elimination of the book value of existing goodwill, net of the deferred income taxes	(3,495)
Mandatory minimum dividends (Eliminated balance)	725
Book value of Fibria's shareholders' equity, net of goodwill	11,379

Adjustments to fair value
Inventories	2,179	(a)
Property, plant and equipment	9,445	(b)
Customer relationship	9,031	(c)
Port Assets	749	(d)
Possible contingent losses	(2,971)	(e)
Loans and Financing	(60)	(f)
Taxes recoverable	(236)	(g)
Other Net Assets and Liabilities	369	(h)
Deferred taxes, net	(547)	(i)

Total impact of fair value	17,959

Total preliminary goodwill	7,897
(a)	Calculated considering the balance of finished products based on selling price, net of selling expenses and an accepted margin based on the results achieved in 2018.
(b)	Determined based on the analysis of market data on comparable transactions and cost quantification, based on the estimate of replacement or replacement value of the assets.
(c)

In order to determine the fair value adjustment in the customer portfolio, the income approach and the MPEEM (Multi Period Excess Earnings Method) method were used to measure the present value of the income that will be generated during the remaining useful life of the asset. Considering the 5-year history of Fibria's sales data and the churn rate that measures customer satisfaction and customer permanence in the portfolio, the adjustment was calculated using estimated discounted cash flows.

(d)

Fibria has concession contracts and port assets to assist in port operations in Brazil. The fair value calculation of these assets was considered the income approach, the MPEEM (Multi Period Excess Earnings Method) method that measures the present value of the income that will be generated during the remaining useful life of the asset and method of direct cost differential.

(e)

At the moment, in the business combination, for the calculation of the fair value of the contingencies, whose chances of loss were considered possible and remote by Fibria's Management, the amounts indicated were considered by the Management of Suzano and its external and independent advisors based on the analyzes of Fibria's external lawyers.

(f)

Adjustment to fair value of loans and financing was calculated based on the fair value of the Bonds, based on the quotation of the security in the secondary market, and the adjustment to present value considering the market rate at the base date.

(g)	For the measurement of the fair value of the taxes to be recovered, the amount to be recovered, brought to present value considering the expected Selic rate for the same period, was considered.
(h)

In other net assets and liabilities, including supply contracts, accounts receivable and advances to suppliers, the income evaluation methodology, the present value and the direct cost differential were used.

(i)	Deferred income tax on fair value adjustments of assets in Veracel and Portocel.

Schedule of detailed information about Business Combination

(expressed in
millions of Reais)
Fair value
Assets
Current
Cash and cash equivalents	1,795
Financial instruments	4,316
Derivative financial instruments	211
Trade accounts receivable	1,302
Inventories	6,187
Recoverable taxes	261
Other assets	213
Total Current Assets	14,285

Non-current
Financial Investments	173
Derivative Financial Instruments	455
Recoverable taxes	988
Advances to Suppliers	604
Judicial deposits	210
Deferred taxes	1,567
Other assets	227
4,224

Investments	200
Biological assets	4,580
Property, plant and equipment	25,044
Right of Use	2,761
Intangible assets
Other intangible assets	309
Customer Portfolio	9,031
Software	21
Cultivars	143
Supplier contracts	172
Port assets	749
Added value of contracts-leases	44
Unallocated parcel-Goodwill	7,897
50,951

Total Non-current assets	55,175

Total Asset	69,460

(expressed in
millions of Reais)
Fair value
Liabilities
Current
Loans and financing	3,136
Derivative Financial Instruments	276
Lease Liabilities	349
Trade accounts payable	3,427
Payroll and charges	402
Taxes payable	129
Dividends payable	6
Other accounts payable	150
Total Current Liabilities	7,875

Non-current
Loans and financing	17,591
Lease Liabilities	2,412
Derivative Financial Instruments	126
Provision for contingencies, liquid	3,182
Deferrad taxes	558
Other accounts payable	369
Total Non-Current Liabilities	24,238

Total Liabilities	32,113

Equity
Shareholders ' equity	37,236

Non-controlling interest	111

Total equity	37,347

Total liabilities and shareholders' equity	69,460